EAI SELECT MANAGERS EQUITY FUND

                                   SUPPLEMENT
                              DATED AUGUST 9, 2002

                                       TO

                                   PROSPECTUS
                                       AND
                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2002


The following replaces the information appearing on page 3 of the Prospectus and page 14 of the Statement of Additional Information under the same heading:

             AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/01

                                          1 YEAR       5 YEARS      SINCE INCEPTION (1/2/96)
                                          ------       -------      ------------------------
The Fund
   Return Before Taxes                    -13.53%       11.28%               11.79%
   Return After Taxes
     on Distributions                     -13.53%        6.81%                7.63%
   Return After Taxes on
     Distributions and Sale
     of Fund Shares*                       -8.24%       -8.26%                8.66%

S&P 500 Index+
   (reflects no deduction
    for expenses or taxes)                -11.88%       10.70%               12.65%

Morningstar Large
   Blend Average (before taxes)#          -13.68%        8.87%               10.66%


* When the return after taxes on distributions and sale of Fund shares is higher than the return before taxes, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the tax benefit of the capital loss increases the return.

+ The S&P 500 is an unmanaged, capitalization-weighted index of 500 commonly traded stocks. Index performance reflects reinvestment of dividends. Source:
Standard & Poor's.

# Morningstar Large Blend Average is a universe of large-cap blend mutual funds which focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index. For the 1-year, 5-years, and since inception periods ending December 31,

2001 the universe  consists of 1234, 518, and 400 funds,  respectively.  Source:
Morningstar Principia Pro Mutual Funds January 2002 release.